SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS - Narratives (Details) - Options and warrants	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Weighted average remaining contractual life	50 months	53 months
Estimated percentage of exercisable shares on enlarged share capital (in %)	8.00%	0.80%
Maximum
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Exercise period of stock options and SARs	10 years